TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2017 USD ($) customer	Feb. 29, 2016 USD ($) customer
Trade Receivables
Trade Receivables (gross)	$ 12,099	$ 19,209
Allowance for doubtful accounts	(223)	(223)
Trade Receivables (net)	11,876	18,986
General and Administration
Trade Receivables
Bad Debt Expense	$ 82	$ 240
Credit Concentration Risk | Accounts Receivable
Trade Receivables
Number of customers exceeding 10% of the total receivable balance | customer	3	2
Credit Concentration Risk | Accounts Receivable | Customer 1
Trade Receivables
Concentration Risk, Percentage	21.00%	52.00%
Credit Concentration Risk | Accounts Receivable | Customer 2
Trade Receivables
Concentration Risk, Percentage	17.00%	16.00%
Credit Concentration Risk | Accounts Receivable | Customer 3
Trade Receivables
Concentration Risk, Percentage	15.00%